OTHER LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Other Long-Term Debt

A.Composition

As of December 31, 2021 and 2020:

Details	2021	2020
Long-term JPY loan - principal amount - see Notes 11B and 11C below	$95,572	$106,719
Capital leases and other long-term liabilities - see Note 11D below	141,073	162,171
Operating leases - see Note 11E below	14,113	18,990
Less - current maturities	(41,324)	(65,658)
	$209,434	$222,222

Schedule of Repayment of Loans

B.Repayment Schedule of Long-term JPY Loan

As of December 31, 2021:

Details	Interest Rate	2022	2023	2024	2025	2026	2027	Total
Long-term JPY loan	1.95%	$--	$--	$13,654	$27,306	$27,306	$27,306	$95,572

Schedule of Maturity of Capital Leases liabilities

The following presents the maturity of capital lease and other long-term liabilities as of December 31, 2021:

Fiscal Year	Amount ($)
2022	$39,167
2023	29,086
2024	30,391
2025	15,599
2026	5,604
2027 and on	29,422
Total	149,269
Less - imputed interest	(8,196)
Total	$141,073

Schedule of Composition of Operating Leases

The following presents the composition of operating leases in the balance sheets:

Details	Classification in the Consolidated Balance Sheets	December 31, 2021	December 31, 2020
Right of use - assets under operating leases	Deferred tax and other long-term assets, net	$14,113	$18,990
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$4,512	$6,550
Long-term operating lease liabilities	Long-term debt	9,601	12,440
Total operating lease liabilities		$14,113	$18,990
Weighted average remaining lease term (years)		4.8	5.1
Weighted average discount rate		1.94%	1.94%

Schedule of Maturity of Operating Leases liabilities

The following presents the maturity presentation of operating lease liabilities as of December 31, 2021:

Fiscal Year	Amount ($)
2022	$4,532
2023	2,711
2024	2,227
2025	2,202
2026	2,222
Thereafter	671
Total	14,565
Less – imputed interest	(452)
Total	$14,113